Vessels Net	6 Months Ended
Jun. 30, 2017
Vessels, Net [Abstract]
VESSELS, NET
NOTE 4: VESSELS, NET

	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2016	$487,640	$(109,196)	$378,444
Additions	—	(11,112)	(11,112)
Balance at June 30, 2017	$487,640	$(120,308)	$367,332